Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,518,000
Previously Paid Amount	0.00
Total Fee Amount	219.07
Total Offset Amount	0.00
Net Fee	219.07
Narrative - Max Aggregate Offering Price	$ 2,518,000
Final Prospectus	true